Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
REVENUES:
Voyage revenue	$ 793,639	$ 460,319	$ 478,109
EXPENSES:
Voyage expenses	(13,311)	(7,372)	(5,291)
Voyage expenses-related parties (Note 3)	(11,089)	(6,516)	(5,282)
Vessels' operating expenses	(179,981)	(117,054)	(116,101)
General and administrative expenses	(6,872)	(4,103)	(3,051)
General and administrative expenses - related parties (Note 3)	(9,947)	(6,912)	(6,379)
Management fees-related parties (Note 3)	(29,621)	(21,616)	(21,319)
Amortization of dry-docking and special survey costs (Note 8)	(10,433)	(9,056)	(8,948)
Depreciation (Notes 7, 12 and 21)	(136,958)	(108,700)	(113,462)
Gain / (loss) on sale of vessels, net (Note 7)	45,894	(79,120)	(19,589)
Loss on vessels held for sale (Note 7)	0	(7,665)	(2,495)
Vessels impairment loss (Notes 7 and 8)	0	(31,577)	(3,042)
Foreign exchange gains / (losses)	29	(300)	(27)
Operating income	441,350	60,328	173,123
OTHER INCOME / (EXPENSES):
Interest income	1,587	1,827	3,349
Interest and finance costs (Note 17)	(86,047)	(68,702)	(89,007)
Swaps breakage cost, net (Note 19)	0	(6)	(16)
Income from equity method investments (Note 10)	12,859	16,195	11,369
Gain on sale of equity securities (Note 5)	60,161	0	0
Dividend income (Note 5)	1,833	0	0
Other, net	4,624	1,181	784
Loss on derivative instruments, net (Note 19)	(1,246)	(1,946)	(603)
Total other expenses, net	(6,229)	(51,451)	(74,124)
Net Income	435,121	8,877	98,999
Earnings allocated to Preferred Stock (Note 16)	(31,068)	(31,082)	(31,269)
Gain on retirement of Preferred Stock (Note 16)	0	619	0
Net income / (loss) available to Common Stockholders	$ 404,053	$ (21,586)	$ 67,730
Earnings / (losses) per common share, basic and diluted (Note 16) (in dollars per share)	$ 3.28	$ (0.18)	$ 0.59
Weighted average number of shares, basic and diluted (Note 16) (in shares)	123,070,730	120,696,130	115,747,452